Related Party Transactions and Balances - Schedule of Related Party Balances and Expenses (Details) - USD ($)		3 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Schedule of Related Party Balances and Expenses [Line Items]
Related party balance	$ 300,000
Digital assets [Member]
Schedule of Related Party Balances and Expenses [Line Items]
Related party balance		$ 53,366	$ 53,366	$ 97,912
Demand notes - cash based [Member]
Schedule of Related Party Balances and Expenses [Line Items]
Related party balance		67,000	67,000
Digital assets receivable - due from Ethena [Member]
Schedule of Related Party Balances and Expenses [Line Items]
Related party balance		61,468	61,468
Accounts payable – related party [Member]
Schedule of Related Party Balances and Expenses [Line Items]
Related party balance		340,000	340,000	20,800
Demand notes payable [Member]
Schedule of Related Party Balances and Expenses [Line Items]
Related party balance		51,796	51,796	97,912
Convertible sponsor notes [Member]
Schedule of Related Party Balances and Expenses [Line Items]
Related party balance		3,967,325	3,967,325
Technology expenses [Member]
Schedule of Related Party Balances and Expenses [Line Items]
Related party expenses		20,000	130,000
Capitalized software technology costs [Member]
Schedule of Related Party Balances and Expenses [Line Items]
Related party expenses		$ 150,000	$ 200,000